Interim consolidated statement of cash flows - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Cash used in operations		£ (38,012)	£ (56,633)	£ (12,141)	£ (53,014)
Interest paid		(8,182)	(4,595)	(18,756)	(14,223)
Interest received		223	59	572	77
Tax (paid)/refunded		(561)	(340)	5,256	(392)
Net cash outflow from operating activities		(46,532)	(61,509)	(25,069)	(67,552)
Cash flow from investing activities
Payments for property, plant and equipment		(2,811)	(2,706)	(11,840)	(7,099)
Payments for intangible assets	[1]	(35,729)	(29,868)	(167,942)	(129,892)
Proceeds from sale of intangible assets	[1]	7,913	2,071	33,582	13,733
Net cash outflow from investing activities		(30,627)	(30,503)	(146,200)	(123,258)
Cash flow from financing activities
Proceeds from borrowings		60,000	100,000	160,000	100,000
Principal elements of lease payments		(300)	(571)	(500)	(1,449)
Net cash inflow from financing activities		59,700	99,429	159,500	98,551
Effect of exchange rate changes on cash and cash equivalents		(561)	(649)	(1,441)	2,081
Net (decrease)/increase in cash and cash equivalents		(18,020)	6,768	(13,210)	(90,178)
Cash and cash equivalents at beginning of period		80,829	24,277	76,019	121,223
Cash and cash equivalents at end of period		£ 62,809	£ 31,045	£ 62,809	£ 31,045

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in Note 17. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 25. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 20.